UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):            [  ]     is a restatement,
                                            [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CJ Capital Management, LLC
         --------------------------------
Address: 231 South Bemiston, Suite 750
         --------------------------------
         St. Louis, Missouri 63105
         --------------------------------

Form 13F File Number:               28-10055

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:    C. Dennis Kemper
              ------------------------------------------------

     Title:   President
              ------------------------------------------------

     Phone:   (314) 863-0755
              ------------------------------------------------

     Signature, Place, and Date of Signing:


     /s/ C. Dennis Kemper        St. Louis, Missouri         2/ /05
     ---------------------        -------------------        --------
     [Signature]                  [City, State]              [Date]

     Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

     Number of Other Included Managers:                   -0-

     Form 13F Information Table Entry Total:              90

     Form 13F Information Table Value Total:              $87,414,000.00


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.

                                                              FORM 13F INFORMATION TABLE

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      Column 1               Column 2      Column 3     Column 4        Column 5       Column 6    Column 7             Column 8
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                                                                                                              Voting
  Names of Issuer            Title of        CUSIP       Value    Shrs or   Sh/  Put/  Investment   Other    Authority
                               Class                   (x $1000)  Prn. Amt. Prn  Call  Discretion  Managers    Sole    Shared  None
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
3M Company                  Common Stock   88579Y101       820      9,996    Sh          Sole                 9,996
Altria Group Inc.           Common Stock   02209S103       257      4,200    Sh          Sole                 4,200
American Express            Common Stock   025816109     2,669     47,347    Sh          Sole                47,347
American Int. Group         Common Stock   026874107     1,070     16,293    Sh          Sole                16,293
American Standard           Common Stock   029712106       326      7,900    Sh          Sole                 7,900
Amgen Inc.                  Common Stock   031162100       905     14,115    Sh          Sole                14,115
Analog Devices              Common Stock   032654105       343      9,300    Sh          Sole                 9,300
Anheuser Busch              Common Stock   035229103    13,771    271,461    Sh          Sole               271,461
Applied Materials           Common Stock   038222105       171     10,000    Sh          Sole                10,000
Arotech Corp.               Common Stock   042682104       179    110,500    Sh          Sole               110,500
Auto Data Processing        Common Stock   053015103       302      6,800    Sh          Sole                 6,800
Axeda Systems               Common Stock   054959101       269    336,200    Sh          Sole               336,200
Bank of America             Common Stock   060505104     1,340     28,520    Sh          Sole                28,520
BEA Systems Inc.            Common Stock   073325102       133     15,000    Sh          Sole                15,000
Berkshire Hathaway Inc Del  CL B           084670207     1,991        678    Sh          Sole                   678
Boeing Co.                  Common Stock   097023105       233      4,500    Sh          Sole                 4,500
BP PLC Adr F                Sponsored ADR  055622104       868     14,855    Sh          Sole                14,855
Brinker International Inc.  Common Stock   109641100       561     16,000    Sh          Sole                16,000
Bristol Meyers Squibb       Common Stock   110122108       265     10,329    Sh          Sole                10,329
Burlington N. Sante Fe      Common Stock   12189T104       238      5,030    Sh          Sole                 5,030
Career Education Cp.        Common Stock   141665109       440     11,000    Sh          Sole                11,000
Chevrontexaco Corp.         Common Stock   166764100       576     10,974    Sh          Sole                10,974
Chordiant Softw. Inc.       Common Stock   170404107        68     30,000    Sh          Sole                30,000
Cisco Systems               Common Stock   17275R102     1,922     99,600    Sh          Sole                99,600
Citigroup Inc.              Common Stock   172967101       386      8,002    Sh          Sole                 8,002
Comcast Cp.-Spec CL A       Common Stock   20030N200       263      8,000    Sh          Sole                 8,000
Conocophillips              Common Stock   20825C104       459      5,291    Sh          Sole                 5,291
Danaher Corp.               Common Stock   235851102       744     12,950    Sh          Sole                12,950
Disney, Walt Co.            Common Stock   254687106     1,632     58,700    Sh          Sole                58,700
EMC Corp.                   Common Stock   268648102       178     12,000    Sh          Sole                12,000
Emerson Electric Co.        Common Stock   291011104     1,457     20,785    Sh          Sole                20,785
Engineered Supp.Sys         Common Stock   292866100       338      5,700    Sh          Sole                 5,700
Exxon Mobil Corp.           Common Stock   30231G102     2,724     53,137    Sh          Sole                53,137
Federal Natl Mtg Assn       Common Stock   313586109       285      4,000    Sh          Sole                 4,000
FedEx Corp.                 Common Stock   31428X106       798      8,100    Sh          Sole                 8,100
FHLMC Vtg Com               Common Stock   313400301     1,872     25,400    Sh          Sole                25,400
Gannett Co. Inc.            Common Stock   364730101       809      9,900    Sh          Sole                 9,900
General Dynamics            Common Stock   369550108       314      3,000    Sh          Sole                 3,000
General Electric            Common Stock   369604103     2,031     55,638    Sh          Sole                55,638
General Mills               Common Stock   370334104       209      4,200    Sh          Sole                 4,200
Gillette Co.                Common Stock   375766102       575     12,830    Sh          Sole                12,830
Glaxosmithkline PLC         Sponsored ADR  37733W105       336      7,100    Sh          Sole                 7,100
Guidant Corp.               Common Stock   401698105       317      4,400    Sh          Sole                 4,400
Home Depot                  Common Stock   437076102     2,248     52,600    Sh          Sole                52,600
Hugoton Rty TR Tex          Unit Ben Int   444717102       629     24,000    Sh          Sole                24,000
Imperial Oil Ltd.           Common Stock   453038408       222      3,740    Sh          Sole                 3,740
Intel Corp.                 Common Stock   458140100     1,123     48,020    Sh          Sole                48,020
Intl. Business Machine      Common Stock   459200101     1,396     14,160    Sh          Sole                14,160
iShares DJ US Telecom       Common Stock   464287713       214      8,825    Sh          Sole                 8,825
iShares DJ US Utilities     Common Stock   464287697     1,035     15,070    Sh          Sole                15,070
iShares Russell 2000        Common Stock   464287655       395      3,050    Sh          Sole                 3,050
iShares Russell 2000 Val    Common Stock   464287630     1,597      8,275    Sh          Sole                 8,275
iShares S & P Midcp 400     Common Stock   464287507     1,349     10,192    Sh          Sole                10,192
iShares S & P Smcap 600     Common Stock   464287804       320      1,968    Sh          Sole                 1,968
iShares Tr DJ Select Div    Common Stock   464287168       318      5,174    Sh          Sole                 5,174
iShares GS Investop         Common Stock   464287242       529      4,741    Sh          Sole                 4,741
iShares C & S Realty        Common Stock   464287564       593      4,347    Sh          Sole                 4,347
iShares DJ US RE            Common Stock   464287739       878      7,125    Sh          Sole                 7,125
Johnson & Johnson           Common Stock   478160104     2,748     43,325    Sh          Sole                43,325
Joy Global Inc.             Common Stock   481165108       478     11,000    Sh          Sole                11,000
JP Morgan Chase & Co.       Common Stock   46625H100       235      6,014    Sh          Sole                 6,014
May Dept. Stores            Common Stock   577778103       456     15,507    Sh          Sole                15,507
McDonald's                  Common Stock   580135101       558     17,428    Sh          Sole                17,428
McGraw-Hill Co.             Common Stock   580645109     1,126     12,300    Sh          Sole                12,300
Measurement Specialties     Common Stock   583421102       344     13,500    Sh          Sole                13,500
Medcohealth Solutions       Common Stock   58405U102       214      5,149    Sh          Sole                 5,149
Medtronic Inc.              Common Stock   585055106       695     14,001    Sh          Sole                14,001
Microsoft Corp.             Common Stock   594918104     1,307     48,912    Sh          Sole                48,912
Morgan Stnly Dn W.          Common Stock   617446448       250      4,500    Sh          Sole                 4,500
Motorola Inc.               Common Stock   620076109       471     27,390    Sh          Sole                27,390
NVR Inc.                    Common Stock   62944T105       231        300    Sh          Sole                   300
ON Semiconductor Cp.        Common Stock   682189105       182     40,000    Sh          Sole                40,000
Oracle Corp.                Common Stock   68389X105       364     26,500    Sh          Sole                26,500
Pepsico Inc.                Common Stock   713448108       578     11,065    Sh          Sole                11,065
Pfizer Inc.                 Common Stock   717081103     2,330     86,640    Sh          Sole                86,640
Procter & Gamble            Common Stock   742718109     2,620     47,564    Sh          Sole                47,564
S & P Midcap 400            Unit Ser 1     595635103     5,303     43,830    Sh          Sole                43,830
Schnitzer Stl Ind CL A      Common Stock   806882106       293      8,650    Sh          Sole                 8,650
Stonemor Ptrs LP            Common Units   86183Q100       202     10,000    Sh          Sole                10,000
Target Corp.                Common Stock   87612E106       966     18,600    Sh          Sole                18,600
Teva Phar Ind Ltd           Common Stock   881624209       570     19,080    Sh          Sole                19,080
Thermo Electron             Common Stock   883556102       429     14,200    Sh          Sole                14,200
Tyco Intl. Ltd              Common Stock   902124106     1,147     32,104    Sh          Sole                32,104
W Holding Co Inc.           Common Stock   929251106       397     17,302    Sh          Sole                17,302
Walmart Stores              Common Stock   931142103     2,011     38,077    Sh          Sole                38,077
Walgreen Co.                Common Stock   931422109     1,047     27,282    Sh          Sole                27,282
Whole Foods Mkt Inc         Common Stock   966837106       792      8,305    Sh          Sole                 8,305
Wyeth                       Common Stock   983024100       313      7,359    Sh          Sole                 7,359
Xilinx Inc.                 Common Stock   983919101       243      8,200    Sh          Sole                 8,200
Zoltek Co., Inc.            Common Stock   98975W104       224     15,000    Sh          Sole                15,000
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